Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001712178
Document Type	F-1
Entity Registrant Name	NaaS Technology Inc.
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	5990
Entity Address, Address Line One	Newlink Center, Area G, Building 7
Entity Address, Address Line Two	Huitong Times Square
Entity Address, Address Line Three	No.1 Yaojiayuan South Road
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	100024
Entity Address, Country	CN
City Area Code	86
Local Phone Number	(10) 8551-1066
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY